Schedule of fair value (Details) - USD ($) $ in Thousands				12 Months Ended
	Aug. 29, 2021	Aug. 29, 2021	Jun. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 04, 2020	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Cash and cash equivalents				$ 2,705,675	$ 2,343,780	$ 1,246,566		$ 379,207
Securities				815,962	4,287,277
Intangible assets				72,337	12,372
Total identifiable net assets at fair value				19,858,681	10,154,250
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes				257,469	$ 1,198,352	$ 882,651
Easynvests [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents			$ 71,324
Securities			168,100
Intangible assets			45,061	45,061
Other assets (liabilities)			14,119
Liabilities			(240,047)
Total identifiable net assets at fair value			58,557
Goodwill arising on acquisition			392,989
Purchase consideration transferred			451,546
Equity consideration			271,229
Total consideration			180,317
Consideration paid (received)			180,317
Cash and cash equivalents in subsidiary or businesses acquired or disposed			(71,324)
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes			$ 108,993
Spin Pay [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 1,373	$ 1,373
Intangible assets	8,048	8,048		$ 8,048
Liabilities	(1,101)	(1,101)
Total identifiable net assets at fair value	8,383	8,383
Goodwill arising on acquisition	5,372	5,372
Purchase consideration transferred	13,755	13,755
Equity consideration	6,889	6,889
Total consideration	6,866	6,866
Other assets	63	63
Consideration paid (received)	6,866
Cash and cash equivalents in subsidiary or businesses acquired or disposed		$ (1,373)
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	$ 5,493
Cognitect Inc [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents							$ 2,148
Other assets (liabilities)							(409)
Total identifiable net assets at fair value							9,601
Goodwill arising on acquisition							831
Purchase consideration transferred							10,432
Total consideration							10,432
Software							5,173
Customer relationship							$ 2,689